Pension and OPEB Plans (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2024	Dec. 31, 2023
Employee Benefit Plans [Abstract]
Schedule of Pension and OPEB Plan Costs

	Three Months Ended September 30,		Nine Months Ended September 30,
	2024	2023	2024	2023
Components of net pension costs:
Service cost	$6	$6	$19	$18
Interest cost (a)	30	30	90	91
Expected return on assets (a)	(29)	(33)	(87)	(97)
Amortization of net loss (a)	1	1	3	2

Net pension costs	8	4	25	14
Net adjustments (b)	(2)	—	(7)	6

Net pension costs recognized as operation and maintenance expense or other deductions	$6	$4	$18	$20

Components of net OPEB costs:
Service cost	$1	$1	$3	$3
Interest cost (a)	8	8	24	24
Expected return on assets (a)	(2)	(2)	(6)	(6)
Amortization of net loss (a)	(2)	(8)	(6)	(24)

Net OPEB costs	5	(1)	15	(3)
Net adjustments (b)	(2)	3	(8)	17

Net OPEB costs recognized as operation and maintenance expense or other deductions	$3	$2	$7	$14

(a)	The components of net costs other than the service cost component, are recorded in “Other (income) and deductions – net” in Condensed Statements of Consolidated Income.
(b)	Net adjustments include amounts principally deferred as property, plant and equipment, regulatory assets or regulatory liabilities.

Defined Benefit Plan Disclosure [Line Items]
Schedule of Detailed Pension and OPEB Benefit Information

	Pension Plans			OPEB Plans
	Years Ended December 31,			Years Ended December 31,
	2023	2022	2021	2023	2022	2021
Assumptions Used to Determine Net Periodic Pension and OPEB Costs:
Discount rate	4.94%	2.75%	2.40%	5.19%	2.91%	2.58%
Expected return on plan assets	6.04%	4.70%	4.35%	6.94%	5.61%	5.24%
Rate of compensation increase	5.34%	4.98%	4.80%	—	—	—

Components of Net Pension and OPEB Costs:
Service cost	$23	$31	$33	$2	$4	$5
Interest cost (a)	123	90	84	33	25	26
Expected return on assets (a)	(125)	(104)	(99)	(7)	(8)	(7)
Amortization of prior service credit (a)	—	—	—	—	—	(17)
Amortization of net loss (gain) (a)	1	32	52	(33)	(1)	18

Net pension and OPEB costs	22	49	70	(5)	20	25
Net adjustments (b)	6	(6)	(25)	21	11	6

Net pension and OPEB costs recognized as operation and maintenance expense or other deductions	$28	$43	$45	$16	$31	$31

Other Changes in Plan Assets and Benefit Obligations Recognized as Regulatory Assets or in Other Comprehensive Income:
Net loss (gain)	$27	$50	$(164)	$(11)	$(157)	$(142)
Amortization of net (loss) gain	(1)	(32)	(52)	33	1	(18)
Amortization of prior service credit	—	—	—	—	—	17

Total recognized as regulatory assets or other comprehensive income	26	18	(216)	22	(156)	(143)

Total recognized in net periodic pension and OPEB costs and as regulatory assets or other comprehensive income	$54	$61	$(171)	$38	$(125)	$(112)

(a)	The components of net costs other than service cost component are recorded in “Other deductions and (income) – net” in Statements of Consolidated Income.
(b)	Net adjustments include amounts principally deferred as property, regulatory asset or regulatory liability.

Schedule of Assumptions Used and Net Periodic Benefit Cost Not Yet Recognized and Amounts Recognized in Other Comprehensive Income (Loss)

	Pension Plans			OPEB Plans
	Years Ended December 31,			Years Ended December 31,
	2023	2022	2021	2023	2022	2021
Assumptions Used to Determine Benefit Obligations at Period End:
Discount rate	4.77%	4.94%	2.75%	4.99%	5.19%	2.91%
Rate of compensation increase	5.65%	5.34%	4.98%	—	—	—

Schedule of Changes in Projected Benefit Obligations and Changes in Fair Value of Plan Assets and Net Funded Status

	Pension Plans		OPEB Plans
	Years Ended December 31,		Years Ended December 31,
	2023	2022	2023	2022
Change in Projected Benefit Obligation:
Projected benefit obligation at beginning of year	$2,567	$3,358	$664	$861
Service cost	23	31	2	4
Interest cost	123	90	33	25
Participant contributions	—	—	20	19
Actuarial loss (gain)	63	(662)	(2)	(190)
Benefits paid	(161)	(169)	(63)	(55)
Settlements	—	(81)	—	—

Projected benefit obligation at end of year	$2,615	$2,567	$654	$664

Accumulated benefit obligation at end of year	$2,502	$2,452	$—	$—

Change in Plan Assets:
Fair value of assets at beginning of year	$1,817	$2,669	$120	$146
Actual return (loss) on assets	161	(608)	15	(25)
Employer contributions	5	6	24	35
Participant contributions	—	—	20	19
Benefits paid	(161)	(169)	(63)	(55)
Settlements	—	(81)	—	—

Fair value of assets at end of year	$1,822	$1,817	$116	$120

Funded Status:
Projected benefit obligation at end of year	$(2,615)	$(2,567)	$(654)	$(664)
Fair value of assets at end of year	1,822	1,817	116	120

Funded status at end of year	$(793)	$(750)	$(538)	$(544)

Schedule of Amounts Recognized in Balance Sheet

	Pension Plans		OPEB Plans
	At December 31,		At December 31,
	2023	2022	2023	2022
Amounts Recognized in the Balance Sheet Consist of:
Assets:
Other noncurrent assets	$23	$19	$—	$—
Regulatory assets (a)	346	337	—	—

Total assets recognized	$369	$356	$—	$—

Liabilities:
Other current liabilities	$(5)	$(5)	$(13)	$(16)
Other noncurrent liabilities	(811)	(764)	(525)	(528)
Regulatory liabilities	—	—	(157)	(180)

Total liabilities recognized	$(816)	$(769)	$(695)	$(724)

Accumulated other comprehensive net loss (income) (a)	$145	$129	$(1)	$—

(a)
Reflects a $20 million reclassification related to certain employee retirement liabilities from regulatory assets to other comprehensive income in the first quarter of 2023, recorded as a result of the final order in our comprehensive base rate review (PUCT Docket No. 53601).

Schedule of Health Care Cost Trend Rates

	Years Ended December 31,
	2023	2022	2021
Assumed Health Care Cost Trend Rates – Not Medicare Eligible:
Health care cost trend rate assumed for next year	7.40%	7.40%	6.70%
Rate to which the cost trend is expected to decline (the ultimate trend rate)	4.50%	4.50%	4.50%
Year that the rate reaches the ultimate trend rate	2033	2032	2029
Assumed Health Care Cost Trend Rates – Medicare Eligible:
Health care cost trend rate assumed for next year	8.80%	8.30%	7.50%
Rate to which the cost trend is expected to decline (the ultimate trend rate)	4.50%	4.50%	4.50%
Year that the rate reaches the ultimate trend rate	2033	2032	2031

Schedule of Projected Benefit Obligations and Accumulated Benefit Obligations in Excess of Plan Assets Fair Value
The following table provides information regarding pension plans with projected benefit obligations (PBO) and accumulated benefit obligations (ABO) in excess of the fair value of plan assets.

	At December 31,
	2023	2022
Pension Plans with PBO and ABO in Excess of Plan Assets (a):
Projected benefit obligations	$2,615	$2,567
Accumulated benefit obligations	$2,502	$2,452
Plan assets	$1,822	$1,817

(a)
PBO, ABO and the plan assets relating to Oncor’s obligations with respect to the Vistra Retirement Plan are included. Oncor’s obligations with respect to the Vistra Retirement Plan are overfunded. As of December 31, 2023, PBO, ABO and the plan assets relating to Oncor’s obligations with respect to the Vistra Retirement Plan were $142 million, $141 million and $165 million, respectively. As of December 31, 2022, PBO, ABO and the plan assets relating to Oncor’s obligations with respect to the Vistra Retirement Plan were $140 million, $139 million and $159 million, respectively.

The following table provides information regarding OPEB Plans with accumulated projected benefit obligations (APBO) in excess of the fair value of plan assets.

	At December 31,
	2023	2022
OPEB Plans with APBO in Excess of Plan Assets:
Accumulated postretirement benefit obligations	$654	$664
Plan assets	$116	$120

Schedule of Target Asset Allocation Ranges by Asset Category

Target Allocation Ranges
Asset Category	Regulated Utility Service Pool	Non-Regulated Service Pool
International equities	8% – 16%	5% – 11%
U.S. equities	17% – 25%	11% – 17%
Real estate	7% – 11%	3% – 7%
Credit strategies	3% – 7%	3% – 7%
Fixed income	48% – 58%	65% – 75%

Schedule of Expected Long-Term Rate of Return on Assets Assumptions

Pension Plans		OPEB Plans
Asset Class	Expected Long-Term Rate of Return	Asset Class	Expected Long-Term Rate of Return
International equity securities	7.08%	401(h) accounts	7.07%
U.S. equity securities	7.10%	Life insurance VEBA	6.60%
Real estate	5.50%	Union VEBA	6.60%
Credit strategies	6.50%	Non-union VEBA	3.50%
Fixed income securities	5.27%	Shared retiree VEBA	3.50%

Weighted average (a)	5.79%	Weighted average	6.72%

(a)	The 2024 expected long-term rate of return for the nonregulated portion of the Oncor Retirement Plan is 5.75%, and for Oncor’s obligations with respect to the Vistra Retirement Plan is 6.29%.

Schedule of Estimated Future Benefit Payments

	2024	2025	2026	2027	2028	2029-33
Pension plans	$181	$184	$186	$187	$188	$920
OPEB Plans	$46	$47	$48	$48	$48	$233

Pension Plan [Member]
Defined Benefit Plan Disclosure [Line Items]
Schedule of Assets Fair Value Measured on Recurring Basis

	At December 31, 2023
	Level 1	Level 2	Level 3	Total
Asset Category
Equity securities:
U.S.	$44	$1	$—	$45
International	75	—	—	75
Fixed income securities:
Corporate bonds (a)	—	501	—	501
Other (b)	—	104	—	104

Total assets in the fair value hierarchy	$119	$606	$—	725

Total assets measured at NAV (c)				1,097

Total fair value of plan assets				$1,822

	At December 31, 2022
	Level 1	Level 2	Level 3	Total
Asset Category
Interest-bearing cash	$—	$20	$—	$20
Equity securities:
U.S.	35	3	—	38
International	67	—	—	67
Fixed income securities:
Corporate bonds (a)	—	543	—	543
Other (b)	—	82	—	82

Total assets in the fair value hierarchy	$102	$648	$—	750

Total assets measured at NAV (c)				1,067

Total fair value of plan assets				$1,817

(a)	Substantially all corporate bonds are rated investment grade by Fitch, Moody’s or S&P.
(b)	Other consists primarily of government bonds, emerging market debt, bank loans and fixed income derivative instruments.
(c)
Fair value was measured using the NAV per share as a practical expedient as the investments did not have a readily determinable fair value and are not required to be classified in the fair value hierarchy. The NAV fair value amounts presented here are intended to permit a reconciliation to the total fair value of plan assets.

OPEB Plan [Member]
Defined Benefit Plan Disclosure [Line Items]
Schedule of Assets Fair Value Measured on Recurring Basis
At December 31, 2023 and 2022, the OPEB Plans’ assets measured at fair value on a recurring basis consisted of the following:

	At December 31, 2023
	Level 1	Level 2	Level 3	Total
Asset Category
Interest-bearing cash	$11	$1	$—	$12
Equity securities:
U.S.	14	—	—	14
International	12	—	—	12
Fixed income securities:
Corporate bonds (a)	—	31	—	31
Other (b)	9	4	—	13

Total assets in the fair value hierarchy	$46	$36	$—	82

Total assets measured at NAV (c)				34

Total fair value of plan assets				$116

	At December 31, 2022
	Level 1	Level 2	Level 3	Total
Asset Category
Interest-bearing cash	$9	$—	$—	$9
Equity securities:
U.S.	13	—	—	13
International	11	—	—	11
Fixed income securities:
Corporate bonds (a)	—	28	—	28
Other (b)	15	4	—	19

Total assets in the fair value hierarchy	$48	$32	$—	80

Total assets measured at NAV (c)				40

Total fair value of plan assets				$120

(a)	Substantially all corporate bonds are rated investment grade by Fitch, Moody’s or S&P.
(b)	Other consists primarily of diversified bond mutual funds and government bonds.
(c)
Fair value was measured using the NAV per share as a practical expedient as the investments did not have a readily determinable fair value and are not required to be classified in the fair value hierarchy. The NAV fair value amounts presented here are intended to permit a reconciliation to the total fair value of plan assets.